Schedule of Contractholder Funds (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	$ 3,018,733	$ 3,185,887	$ 3,402,594	$ 3,670,557
Interest-sensitive life insurance
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	728,841	724,317
Investment contracts | Fixed annuities
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	2,261,237	2,434,757
Investment contracts | Other investment contracts
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	$ 28,655	$ 26,813